8/19/98


Report to Fellow Shareholders:

     The halcyon years of 1995, through 1997 are not being repeated so far in 1998. Nicholas Income Fund's total return through June 30 was 2.47%, which means we have experienced some capital loss. Results of the latest one, five, ten and fifteen year periods ended June 30, 1998 are shown below:

                                                                                Average Annual Total Return*
                                                           6 Months     1 Year     5 Years     10 Years     15 Years
                                                           --------     ------     -------     --------     --------
Nicholas Income Fund (Distributions Reinvested)...........  +2.47%      +9.60%      +9.62%      +9.45%       +10.20%
Consumer Price Index (Inflation)..........................  +0.68%      +1.68%      +2.45%      +3.27%       + 3.35%
Ending value of $10,000 invested in Nicholas
 Income Fund  (Distributions Reinvested).................  $10,247      $10,960    $15,827     $24,673      $42,948


     Lower quality bond funds have not kept pace with their higher quality counterparts. This is the reverse of last year's performance. Moreover, Nicholas Income Fund has been adversely affected by its 8% position in real estate investment trust stocks. We believe these equities, which we have owned for many years, are suitable investments for the Fund based on their high yield and the good possibility of dividend increases over the long-run. More recently, the Fund has reflected the on-going and significant stock market corrections.

     Despite these conditions, Nicholas Income Fund continues to provide a substantial SEC yield of 8.45% and a distribution rate of 8.31% at July 31, 1998, and management has confidence in our long-term investment program.

     At June 30, 1998, total net assets of Nicholas Income Fund were $269 million. Cash and equivalents were 8.8%.

     Thank you for your interest in the Nicholas Income Fund.

                                          Sincerely,


                                          /S/ Albert O. Nicholas
                                          ----------------------
                                          Albert O. Nicholas
                                          President






(1) Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. Past performance is no guarantee of future results. Principal value and return will fluctuate so an investment, when redeemed, may be worth more or less than original cost. Financial Highlights
(For a share outstanding throughout each period)
-------------------------------------------------------------------------------


                                              Six Months
                                            Ended 6/30/98            Year ended December 31,
                                                             ---------------------------------------
                                             (unaudited)     1997     1996     1995     1994    1993
                                            --------------   ----     ----     ----     ----    ----

NET ASSET VALUE, BEGINNING OF PERIOD           $3.69         $3.53    $3.42    $3.21    $3.52   $3.38

  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          .15           .30      .30      .30      .30     .30
  Net gains (losses) on securities
   (realized and unrealized)                    (.06)          .15      .11      .21     (.31)    .13
                                               ------        -----    -----    -----    -----   -----

     Total from investment operations            .09           .45      .41      .51     (.01)    .43
                                               ------        -----    -----    -----    -----   -----

  LESS DISTRIBUTIONS***:
  Dividends (from net
   investment income)                           (.07)         (.29)    (.30)    (.30)    (.30)   (.29)
                                               ------        -----    -----    -----    -----   -----

NET ASSET VALUE, END OF PERIOD                 $3.71          $3.69    $3.53    $3.42    $3.21   $3.52
                                               ------        -------  -------  -------  ------- --------
                                               ------        -------  -------  -------  ------- --------


TOTAL RETURN                                    2.47%**      13.13%   12.37%   16.16%   (0.17)% 12.95%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)           $268.6        $254.2   $185.7   $162.1   $140.9  $158.3

Ratio of expenses to average net assets         0.46%*         .50%     .55%     .58%     .59%    .62%

Ratio of net investment income
  to average net assets                         8.05%*        8.29%    8.55%    8.72%    8.75%   8.42%

Portfolio turnover rate                         52.9%*        32.2%    33.2%    29.2%    29.2%   39.1%



  *Annualized.
 **Not annualized.
***The Fund distributed no capital gains for the time periods listed.

                 See notes to financial statements.

-------------------------------------------------------------------------------
TOP TEN ISSUERS
June 30, 1998 (unaudited)
-------------------------------------------------------------------------------
                                                       Percentage of
     Name                                               Net Assets
------------                                          ----------------
Stater Brothers Holdings, Inc. .........................   3.95%
Century Communications Corp. ...........................   3.26
Greyhound Lines, Inc. ..................................   3.25
CSC Holdings, Inc. .....................................   3.25
McDermott (J.Ray), S.A. ................................   3.20
Advanced Micro Devices, Inc. ...........................   3.13
Paging Network, Inc. ...................................   3.13
Playtex Family Products Corp. ..........................   3.06
Doman Industries Inc. ..................................   2.98
Magellan Health Services, Inc. .........................   2.96
                                                          ------

   Total of top ten issuers.............................  32.17%
                                                          ------
                                                          ------


Schedule of Investments
June 30, 1998 (unaudited)
-------------------------------------------------------------------------------
                                                                        Quoted
 Shares or                                                              Market
 Principal                                                              Value
   Amount                                                              (Note A)
-------------                                                 -----------------
                                                              -----------------
NON-CONVERTIBLE BONDS - 79.45%

                CONSUMER PRODUCTS AND SERVICES - 18.32%

    7,000,000   Brown Group, Inc.
                 9.50%, 10/15/06                                      7,385,000
    7,875,000   Greyhound Lines, Inc.
                 11.50%, 4/15/07                                      8,741,250
    8,000,000   Nine West Group Inc.
                 9.00%, 8/15/07                                       7,760,000
    3,600,000   Outboard Marine Corp.
                 8.625%, 3/15/01                                      3,681,904
    6,200,000   Paging Network, Inc.
                 10.125%, 8/1/07                                      6,432,500
    2,000,000   Paging Network, Inc.
                 8.875%, 2/1/06                                       1,970,000
    8,000,000   Playtex Family Products Corp.
                 9.00%, 12/15/03                                      8,220,000
    5,000,000   Revlon Consumer Products Corp.
                 8.625%, 2/1/08                                       5,006,250
                                                                  -------------
                                                                     49,196,904
                                                                  -------------

                DIVERSIFIED PRODUCTS AND SERVICES - 5.15%

    8,000,000   McDermott (J. Ray), S.A.
                 9.375%, 7/15/06                                      8,600,000
    4,150,000   Sequa Corp.
                 8.75%, 12/15/01                                      4,212,250
    1,000,000   Sequa Corp.
                 9.625%, 10/15/99                                     1,027,500
                                                                  -------------
                                                                     13,839,750
                                                                  -------------

                ENERGY - 2.14%

    5,850,000   Canadian Forest Oil Ltd.
                 8.75%, 9/15/07                                       5,737,136
                                                                  -------------

                FINANCE AND INSURANCE - 0.55%

    1,000,000   Litchfield Financial Corp.
                 10.00%, 11/1/04                                      1,020,000
      475,000   Litchfield Financial Corp.
                 8.875%, 11/1/03                                        467,875
                                                                  -------------
                                                                      1,487,875
                                                                  -------------

                FOOD AND BEVERAGES - 8.32%

    7,500,000   Canandaigua Wine Company, Inc.
                 8.75%, 12/15/03                                      7,706,250
    3,000,000   Chiquita Brands International, Inc.
                 10.25%, 11/1/06                                      3,240,000
    3,000,000   Chiquita Brands International, Inc.
                 9.125%, 3/1/04                                       3,082,500
    1,000,000   Chiquita Brands International, Inc.
                 9.625%, 1/15/04                                      1,042,500
    4,000,000   Fleming Companies, Inc.
                 10.50%, 12/1/04                                      4,160,000
    3,000,000   Fleming Companies, Inc.
                 10.625%, 7/31/07                                     3,127,500
                                                                  -------------
                                                                     22,358,750
                                                                  -------------
                FOOD RETAILER - 3.95%

    6,070,000   Stater Brothers Holdings, Inc.
                 11.00%, 3/1/01                                       6,540,425
    4,000,000   Stater Brothers Holdings, Inc.
                 9.00%, 7/1/04                                        4,080,000
                                                                  -------------
                                                                     10,620,425
                                                                  -------------

                HEALTH CARE PRODUCTS - 2.96%

    8,000,000   Fisher Scientific International Inc.
                 9.00%, 2/1/08                                        7,940,000
                                                                  -------------

                HEALTH CARE SERVICES - 10.46%

    3,000,000   Beverly Enterprises, Inc.
                 9.00%, 2/15/06                                       3,105,000
    5,000,000   Genesis Health Ventures, Inc.
                 9.25%, 10/1/06                                       5,050,000
    8,000,000   Magellan Health Services, Inc.
                 9.00%, 2/15/08                                       7,940,000
    4,000,000   Quorum Health Group, Inc.
                 8.75%, 11/1/05                                       4,120,000
    8,000,000   Vencor, Inc.
                 9.875%, 5/1/05                                       7,870,000
                                                                  -------------
                                                                     28,085,000
                                                                  -------------

                INDUSTRIAL PRODUCTS AND SERVICES - 2.98%

    8,000,000   Doman Industries Inc.
                 9.25%, 11/15/07                                     8,000,000
                                                                  -------------

                MEDIA, COMMUNICATIONS AND
                ENTERTAINMENT - 21.49%

    5,000,000   Adelphia Communications Corp.
                 9.875%, 3/1/05                                       5,312,500
    2,000,000   Adelphia Communications Corp.
                 11.875%, 9/15/04                                     2,205,000
    7,000,000   American Media, Inc.
                 11.625%, 11/15/04                                    7,542,500
    8,250,000   Century Communications Corp.
                 8.875%, 1/15/07                                      8,745,000
    5,000,000   Cinemark USA, Inc.
                 9.625%, 8/1/08                                       5,150,000
    2,000,000   Comcast Cellular Communications, Inc.
                 9.50%, 5/1/07                                        2,085,000
    5,000,000   Comcast Corp.
                 9.375%, 5/15/05                                      5,350,000
    8,000,000   CSC Holdings, Inc.
                 9.875%, 5/15/06                                      8,740,000
    5,000,000   Hollinger International, Inc.
                 9.25%, 2/1/06                                        5,237,500
    2,000,000   Young Broadcasting Inc.
                 10.125%, 2/15/05                                     2,160,000
    5,000,000   Young Broadcasting Inc.
                 9.00%, 1/15/06                                       5,200,000
                                                                  -------------
                                                                     57,727,500
                                                                  -------------

                TECHNOLOGY - 3.13%

    8,000,000   Advanced Micro Devices, Inc.
                 11.00%, 8/1/03                                      8,420,000
                                                                  -------------

                    TOTAL NON-CONVERTIBLE BONDS
                     (cost $210,184,531)                            213,413,340
                                                                  -------------

CONVERTIBLE BOND - 2.21%


    7,531,000   Emeritus Corp. - 6.25%, 1/1/06
                     (cost $6,155,675)                                5,940,076
                                                                  -------------

STOCKS - 9.55%

        5,000   Homestead Savings Convertible
                 Preferred, Series A, $2.95 *                             5,000
      265,000   Glacier Water Trust I
                 Preferred, 9.0625%, 1/31/28                          6,525,625
      100,000   Healthcare Realty Trust Inc.                          2,725,000
       18,000   Hospitality Properties Trust                            578,250
      204,272   Meditrust Corporation, Paired ctf                     5,706,849
      180,000   National Health Investors, Inc.                       5,962,500
      110,000   Omega Healthcare Investors, Inc.                      3,863,750
       36,471   Omega Worldwide, Inc. *                                 275,812
                                                                  -------------
                    TOTAL STOCKS
                     (cost $23,510,260)                              25,642,786
                                                                  -------------

SHORT-TERM INVESTMENTS - 6.55%

                Commercial Paper - 5.70%

    3,040,000   Universal Foods Corp.
                 5.70%, due July 1, 1998                              3,040,000
    2,000,000   Heller Financial, Inc.
                 5.72%, due July 7, 1998                              1,998,093
    1,300,000   Universal Foods Corp.
                 5.75%, due July 7, 1998                              1,298,754
    4,000,000   Heller Financial, Inc.
                 5.75%, due July 9, 1998                              3,994,889
    2,000,000   Schreiber Foods, Inc.
                 5.70%, due July 9, 1998                              1,997,467
    1,400,000   Badger Meter, Inc.
                 5.75%, due July 13, 1998                             1,397,317
    1,600,000   Schreiber Foods, Inc.
                 5.75%, due July 13, 1998                             1,596,933
                                                                  -------------
                                                                     15,323,453
                                                                  -------------

                Variable Rate Demand Notes - 0.85%

      321,799   General Mills, Inc.
                 5.27%, due July 1, 1998                                321,799
      916,615   Johnson Controls, Inc.
                 5.27%, due July 1, 1998                                916,615
      867,138   Pitney Bowes Credit Corp.
                 5.27%, due July 1, 1998                                867,138
      181,460   Warner-Lambert Co.
                 5.25%, due July 1, 1998                                181,460
                                                                  -------------
                                                                      2,287,012
                                                                  -------------

                    TOTAL SHORT-TERM INVESTMENTS

                     (cost $17,593,262)                              17,610,465
                                                                  -------------

                    TOTAL INVESTMENTS
                     (cost $257,443,728)                            262,606,667
                                                                  -------------

                CASH AND RECEIVABLES,
                    NET OF LIABILITIES - 2.24%                        6,022,956
                                                                  -------------

                    TOTAL NET ASSETS
                     (Basis of percentages
                     disclosed above)                               268,629,623
                                                                  =============

* This security has been classified as non-income producing.


Statement of Assets and Liabilities
June 30, 1998 (unaudited)

-------------------------------------------------------------------------------
ASSETS:
     Investments in securities at
     market value (cost $257,443,728) (Note A)                     $262,606,667
                                                                   ------------
     Receivables -
        Dividends and interest                                        5,927,000
        Investment securities sold                                    1,233,480
                                                                      ---------
            Total receivables                                         7,160,480
                                                                      ---------
            Total assets                                            269,767,147
                                                                    -----------

LIABILITIES:
     Payables -
          Investment securities purchased                              988,000
          Management fee (Note C)                                       78,269
          Other payables and accrued expenses                           71,255
                                                                  ------------
               Total liabilities                                     1,137,524
                                                                  ------------

               Total net assets                                   $268,629,623
                                                                  ------------
                                                                  ------------


NET ASSETS CONSIST OF:
     Fund shares issued and outstanding                           $260,608,144
     Net unrealized appreciation on investments (Note B)             5,145,736
     Accumulated net realized losses on investments                 (3,484,760)
     Accumulated undistributed net investment income                 6,360,503
                                                                  ------------

                                                                  $268,629,623
                                                                  ------------
                                                                  ------------


NET ASSET VALUE PER SHARE ($.01 par value, 100,000,000 shares authorized), offering price and redemption price ($268,629,623./.72,316,689 shares
    outstanding)                                                         $3.71
                                                                  ------------
                                                                  ------------



                        See notes to financial statements.

Statement of Operations
For the six months ended June 30, 1998 (unaudited)
-------------------------------------------------------------------------------


INCOME: (Note A)
     Interest..........................................             $10,161,924
     Dividends.........................................                 991,514
     Other.............................................                 171,115
                                                                    -----------

            Total income...............................              11,324,553
                                                                    -----------

EXPENSES:
     Management fee (Note C)...........................                 467,429
     Transfer agent fees...............................                  67,937
     Registration fees.................................                  30,293
     Legal fees........................................                  13,431
     Postage and mailing fees..........................                   9,358
     Printing..........................................                   6,513
     Custodian fees....................................                   6,374
     Directors' fees...................................                   6,000
     Pricing service fees..............................                   3,899
     Other operating expenses..........................                   2,895
                                                                    -----------

            Total expenses.............................                 614,129
                                                                    -----------

            Net investment income......................              10,710,424
                                                                    -----------

NET REALIZED GAIN ON INVESTMENTS                                      3,949,615

NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS              (8,279,850)
                                                                    -----------

            Net loss on investments....................             (4,330,235)
                                                                    -----------

            Net increase in net assets resulting
            from operations............................            $ 6,380,189
                                                                    -----------
                                                                    -----------

                       See notes to financial statements.

Statements of Changes in Net Assets
For the six months ended June 30, 1998 (unaudited)
and the year ended December 31, 1997
-------------------------------------------------------------------------------

                                                                             1998                   1997
                                                                          ----------            ------------
OPERATIONS:
     Net investment income                                             $ 10,710,424             $ 18,216,084
     Net realized gain on investments                                     3,949,615                1,781,466
     Net increase (decrease) in unrealized appreciation on investments   (8,279,850)               7,724,030
                                                                        -----------             ------------

          Net increase in net assets resulting
           from operations                                                6,380,189              27,721,580
                                                                        -----------             ------------


DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions from net investment income
      ($0.0710 and $0.2903 per share, respectively)                      (5,072,589)             (18,102,607)
                                                                         -----------            ------------


CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares issued (10,438,580 and 21,707,323 shares,
       respectively)                                                      38,960,255              79,140,388
     Net asset value of shares issued in distributions from net
       investment income (1,049,845 and 3,765,603 shares, respectively)    3,884,425              13,707,776
     Cost of shares redeemed (7,976,657 and 9,318,378 shares,
       respectively)                                                     (29,728,645)            (33,929,068)
                                                                         ------------           ------------
          Increase in net assets derived from
            capital share transactions                                    13,116,035              58,919,096
                                                                         -----------            ------------

          Total increase in net assets                                    14,423,635              68,538,069
                                                                         -----------            ------------

NET ASSETS:
     Beginning of period (including undistributed net
       investment income of $722,668 and $609,191)                       254,205,988             185,667,919
                                                                         -----------            ------------

     End of period (including undistributed net
       investment income of $6,360,503 and $722,668)                    $268,629,623            $254,205,988
                                                                         -----------            ------------
                                                                         -----------            ------------




Historical Record (unaudited)
-------------------------------------------------------------------------------

                                              Net Investment
                                   Net           Income         Growth of An
                               Asset Value    Distributions    Initial $10,000
                                Per Share       Per Share        Investment**
                               -----------    --------------   ---------------

November 21, 1977*...........    $5.10          $  ----           $10,000
December 31, 1987............     3.64           0.4660            22,560
December 31, 1988............     3.68           0.3710            25,164
December 31, 1989............     3.44           0.3830            26,155
December 31, 1990............     3.01           0.3970            25,886
December 31, 1991............     3.34           0.3460            31,853
December 31, 1992............     3.38           0.2955            35,143
December 31, 1993............     3.52           0.2890            39,695
December 31, 1994............     3.21           0.3010            39,626
December 31, 1995............     3.42           0.2950            46,029
December 31, 1996............     3.53           0.2960            51,721
December 31, 1997............     3.69           0.2903            58,514
June 30, 1998................     3.71           0.0710            59,960


 * Initial date under Nicholas Company, Inc. management.
** Assuming reinvestment of distributions.

   The Fund distributed no capital gains for the time periods listed.


                  See notes to financial statements.

Notes to Financial Statements
June 30, 1998
-------------------------------------------------------------------------------

Note A -- Summary of significant accounting policies:

     The Fund is an open-end diversified investment company. The primary objective of the Fund is high current income consistent with the preservation and conservation of capital values.

      Securities valuation -- Market values of most debt securities are based on valuations provided by a pricing service, which determines valuations for normal, institutional-size trading units of securities using market information, transactions for comparable securities and various other relationships between securities which are generally recognized by institutional traders. Other securities, excluding short-term investments, are generally valued at the last sale price reported by the principal security exchange on which the issue is traded or the NASDAQ national market system. If no sale is reported, the latest bid price is used. U.S. Treasury Bills and commercial paper, if any, are stated at market value with the resultant difference between market value and original purchase price being recorded as interest income. Variable rate demand notes are valued at cost which approximates market value.

      Securities transactions and related investment income -- Securities transactions are recorded no later than the first business day after the trade date (date the order to buy or sell is executed). Gains or losses on sales of investments are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions to shareholders are recorded on the ex-dividend date.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from estimates.


Note B -- Income taxes:

     No provision has been made for Federal income taxes or excise taxes because it is the policy of the Fund to distribute all taxable net income and qualify as a "regulated investment company" under the provisions in the Internal Revenue Code applicable to regulated investment companies. The Fund is not subject to State of Wisconsin income taxes. As of June 30, 1998, the Fund has approximately $3,485,000 of net capital losses which may be used to offset capital gains in future years. Capital loss carryovers of approximately $1,980,000 will expire in 2000, and $1,505,000 in 2003.

     At June 30, 1998, the net unrealized appreciation based on cost was as follows (the Fund's book and Federal income tax cost of investment assets were substantially identical):

              Aggregate gross unrealized appreciation for all
                investments in which there was an excess of
                value over tax cost.........................       $8,424,355
                                                                   ----------

              Aggregate gross unrealized depreciation for all
                investments in which there was an excess of
                tax cost over value.........................       (3,278,619)
                                                                   -----------
                                                                   -----------


                     Net unrealized appreciation............       $5,145,736
                                                                   -----------
                                                                   -----------



Note C -- Expenses:

     The Fund has an investment advisory agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager. The management fee of Nicholas Company, Inc. is payable at an annual rate of 1/2 of 1% of the average daily net assets of the Fund up to and including $50,000,000. On average daily net assets over $50,000,000 up to and including $100,000,000, the management fee is reduced to an annual rate of 4/10 of 1% and on average daily net assets over $100,000,000, the fee is further reduced to an annual rate of 3/10 of 1%. Nicholas Company, Inc. has agreed to reduce such management fee by any operating expenses (other than management fee) incurred by the Fund in excess of 1/2 of 1% of average daily net assets.

     At June 30, 1998, liabilities of the Fund included $78,269 payable to the investment adviser.

Note D -- Investment portfolio transactions:

     For the six months ended June 30, 1998, the cost of purchases and the proceeds from sales of investments, other than short-term obligations, aggregated $84,360,748 and $64,657,585, respectively.


OFFICERS AND DIRECTORS

ALBERT O. NICHOLAS
President and Director

FREDERICK F. HANSEN
Director

JAY H. ROBERTSON
Director

MELVIN L. SCHULTZ
Director

DAVID L. JOHNSON
Executive Vice President

THOMAS J. SAEGER
Executive Vice President and Secretary

JEFFREY T. MAY
Senior Vice President and Treasurer

DAVID O. NICHOLAS
Senior Vice President

CANDACE L. LESAK
Vice President

KATHLEEN A. EVANS
Assistant Vice President

Investment Adviser
NICHOLAS COMPANY, INC.
414-272-6133 or 800-227-5987

Custodian and Transfer Agent
FIRSTAR TRUST COMPANY
414-276-0535 or 800-544-6547

Counsel
MICHAEL, BEST & FRIEDRICH
Milwaukee, Wisconsin

Auditors
DELOITTE & TOUCHE LLP
Milwaukee, Wisconsin





This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ANNUAL REPORT

NICHOLAS INCOME FUND, INC.

700 North Water Street
Milwaukee, Wisconsin 53202
www.nicholasfunds.com

June 30, 19987